Warrant Liabilities	6 Months Ended
Jun. 30, 2025
Warrant Liabilities [Abstract]
WARRANT LIABILITIES
20	WARRANT LIABILITIES

As of June 30, 2025, and December 31, 2024, the Group has outstanding 10,000,000 public warrants, 14,146,246 private placement warrants and 152,800 service warrants. The carrying value of the warrants as of June 30, 2025 is USD 295,581 (December 31, 2024: USD 538,827).

The fair value change of the warrant liabilities recognized in the condensed interim consolidated statement of comprehensive loss has a decrease of USD 243,246 for the six-month period ended June 30, 2025 (decrease of USD 221,413 for the six-month period ended June 30, 2024).

The private warrants are fair valued using Black-Scholes model. The following assumptions are used in calculating the fair values of the warrants:

	(Unaudited)	(Audited)
	June 30, 2025	December 31, 2024

Volatility	110%	108%
Risk-free rate	4.05%	3.79%